Cash and cash equivalents (Details)	Mar. 31, 2021 CNY (¥)	Mar. 31, 2021 USD ($)	Mar. 31, 2020 CNY (¥)	Mar. 31, 2020 USD ($)	Mar. 31, 2019 USD ($)	Mar. 31, 2018 USD ($)
Cash and cash equivalents
Cash on hand		$ 42		$ 187	$ 110	$ 2,662
Bank balances		17,453,318		11,931,527	10,362,173	4,893,405
Total	¥ 14,716,652	$ 17,453,360	¥ 11,931,714	$ 11,931,714	$ 10,362,283	$ 4,896,067